Accrued Expenses Payable - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accrued expenses [abstract]
Current portion of provision for return condition	$ 4.9	$ 2.3
Current portion of provision for maintenance	$ 4.2	$ 3.5
Accrual expense settlement period	12 months